COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases expenses
	Year ended December 31,
	2022	2021
The components of lease expense were as follows:
Operating leases expenses	$475	$356

Cash flow information related to operating leases:
Cash used in operating activities	$502	$303

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$-	$1,200

Schedule of supplemental information related to operating leases
	December 31,
	2022	2021

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$1,200	$1,200
Accumulated amortization	716	318
Operating lease Right-of-Use assets, net	$484	$882

Lease liabilities – current - accrued expenses and other liabilities	$381	$-
Lease liabilities – noncurrent	108	925
Total operating lease liabilities	$489	$925

Weighted average remaining lease term in years	1.2
Weighted average annual discount rate	9%

Schedule of Future Minimum Payments under Operating Leases
2023	$440
2024	103
2025	-
Total operating lease payments	543
Less: imputed interest	(54)
Present value of lease Liabilities	$489